Initial Public Offering (Details) - $ / shares	2 Months Ended
	Nov. 30, 2020	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares)	30,000,000
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Price per unit	$ 10.00	$ 1.50
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares)	3,900,000
Class A Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Price per unit	$ 10.00
Common stock par value	0.0001
Stock price	$ 11.50